Joint Venture	12 Months Ended
Dec. 31, 2017
Disclosure Of Joint Ventures [Abstract]
Joint Venture
5.	JOINT VENTURE

On March 28, 2016, the Company entered into an agreement with SQM to form a 50/50 joint venture on the Cauchari-Olaroz project in Jujuy, Argentina (“Joint Venture”).

The Joint Venture is governed by a Shareholders Agreement which provides for (i) equal representation by the Company and SQM on its Shareholders’ Committee, (ii) unanimous approval by the Company and SQM on budgets and timing of expenditures, (iii) the right to purchase a 50% share of production and (iv) buyout and termination provisions in the event that SQM chooses not to proceed with the project.

In May 2016, SQM and the Company also entered into an Escrow Agreement requiring the Company to deposit $2,500 of the $15,000 contribution (the “Escrow Amount”) into an escrow account.  Subject to certain provisions, the Escrow Amount will be released to the Company over three years as follows: $833 was received in April 2017, $833 will be released on March 28, 2018, and $833 will be released on March 28, 2019.  The Escrow Amount can be used to pay certain contingent liabilities of Minera Exar, if any arise, related to the actions prior to the Joint Venture formation.  The Company has also provided a guarantee for up to $354 in transaction related costs in the event that such costs arise in the future. Effective July 1, 2017, the Joint Venture’s Cauchari-Olaroz project entered the development phase.  Accordingly, all costs directly attributable to the project are capitalized.

5.	JOINT VENTURE (continued)

Investment in Joint Venture

The changes in investment in the Joint Venture since initial contribution are as follows:

Initial contribution to Joint Venture – March 28, 2016	$
50% of net asset value of Minera Exar	13,276
50% of contribution for Joint Venture project development	5,000
Total initial contribution	18,276
Share of loss of Joint Venture	(3,987)
Translation adjustment	(1,153)
Investment in Joint Venture – December 31, 2016	13,136
Share of loss of Joint Venture	(4,850)
Translation adjustment	(2,127)
Contribution to Joint Venture by LAC	13,717
Elimination of unrealized gains on intercompany transactions	(239)
Investment in Joint Venture – December 31, 2017	19,637

In October 2017, the Company made an irrevocable capital contribution, proportionate to its 50% interest in the Joint Venture, for future capital increases in Minera Exar in an amount of $13,300 to develop, explore, and operate the Cauchari-Olaroz project.

The following amounts represent the amounts presented in the financial statements of Minera Exar. They have been amended to reflect modifications for differences in accounting policies.

	December 31, 2017	December 31, 2016
	$	$
Current assets
Cash and cash equivalents	9,198	3,119
Other current assets	2,410	1,281
Total current assets	11,608	4,400
Non-current assets	66,821	28,261
Current liabilities	(13,189)	(6,268)
Non-current liabilities	(26,323)	(121)
Net assets	38,917	26,272

Summarized statement of loss from operations	For the year ended December 31, 2017	For the period March 28, 2016 - December 31, 2016
	$	$
Exploration expenditures	8,898	8,060
Depreciation	213	24
Other expenses/(income)	589	(108)
Loss from continuing operations	9,700	7,976

Loans to Joint Venture

During the year ended December 31, 2017, the Company entered into two loan agreements and advanced $11,000 to Minera Exar. The rate of interest on the first loan with a principal amount of $5,000 is 12-month LIBOR plus 3% and is calculated on the basis of a 360-day year. The maturity date of the first loan is two years following the drawdown date. The rate of interest on the second loan with a principal amount of $6,000 is 12-month LIBOR plus 10% and is calculated on the basis of a 360-day year. The maturity date of the second loan is fifteen years following the drawdown date. The interest on both loans is accrued on a non–compounding basis. The proceeds from the loans were used by Minera Exar for mining exploration or mining construction and development purposes.

5.	JOINT VENTURE (continued)

Joint Venture Commitments and Contingencies

As at December 31, 2017, the Company’s 50% portion of the Joint Venture’s commitments and contingencies are as follows:

•	Annual royalty of $100 due in May of every year and expiring in 2041;
•

Aboriginal programs agreements with six communities located in the Cauchari-Olaroz project area have terms from five to thirty years.  The annual fees due are $88 between 2017 and 2021 and $131 between 2021 and 2059, assuming that these payments will be extended for the life of the project.  These payments will be incurred only if the Joint Venture starts production.

Los Boros Option Agreement

On March 28, 2016, the Joint Venture entered into a purchase option agreement (“Option Agreement”) with Grupo Minero Los Boros (“Los Boros”) for the transfer of title to the Joint Venture for certain mining properties that comprised a portion of the Cauchari-Olaroz project.  Under the terms of the Option Agreement, the Joint Venture paid $100 (the Company’s portion was $50) upon signing and has a right to exercise the purchase option at any time within 30 months for the total consideration of $12,000 (the Company’s portion is $6,000) to be paid in sixty quarterly instalments of $200 (the Company’s portion is $100).  The first installment becomes due upon occurrence of one of the following two conditions, whichever comes first: third year of the purchase option exercise date or the beginning of commercial exploitation with a minimum production of 20,000 tons of lithium carbonate equivalent. As a security for the transfer of title for the mining properties under the Option Agreement, Los Boros granted to the Joint Venture a mortgage for $12,000.

If the Joint Venture exercises the purchase option, the following royalties will have to be paid to Los Boros:

•	$300 (the Company’s portion is $150) within 10 days of the commercial plant construction start date; and
•	3% net profit interest (the Company’s portion is 1.5%) for 40 years, payable in pesos, annually within the 10 business days after calendar year end.

The Joint Venture can cancel the first 20 years of net profit interest in exchange for a one-time payment of $7,000 (the Company’s portion is $3,500) and the next 20 years for additional $7,000 (the Company’s portion is $3,500).

JEMSE Arrangement

During 2012 Minera Exar granted a conditional right to Jujuy Energia y Mineria Sociedad del Estado (“JEMSE”), a mining investment company owned by the government of Jujuy Province in Argentina, to acquire an 8.5% equity interest in Minera Exar for one US dollar and provide management services as required to develop the project.

If the conditions are met and it exercises its right, JEMSE will be required to provide its pro rata (8.5%) share of the financing requirements for the construction of the Cauchari-Olaroz project.  These funds will be loaned to JEMSE by the shareholders of Minera Exar and will be repayable out of one‑third of the dividends to be received by JEMSE over future years from the project. The distribution of dividends to JEMSE and other shareholders in the project will only commence once all annual commitments related to the project debt have been met.